CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF CASH FLOWS
Net cash generated from operating activities	¥ 225,174	¥ 168,520	¥ 154,380
Investing activities
Capital expenditure	(127,965)	(118,321)	(130,328)
Exploratory wells expenditure	(16,956)	(13,315)	(11,497)
Purchase of investments	(4,935)	(6,040)	(3,483)
Payment for financial assets at fair value through profit or loss	(8,150)	(6,700)	(12,851)
Proceeds from settlement of financial assets at fair value through profit or loss	8,248	10,000	35,292
Payment for acquisition of subsidiary, net of cash acquired	(1,106)	(340)	(1,031)
Proceeds from disposal of investments	6,769	51,520	704
Proceeds from disposal of property, plant, equipment and other non-current assets	1,478	2,656	717
Increase in time deposits with maturities over three months	(50,844)	(84,689)	(103,231)
Decrease in time deposits with maturities over three months	34,298	54,950	90,710
Interest received	3,372	2,305	7,094
Investment and dividend income received	10,134	11,510	10,272
(Payments of) / proceeds from other investing activities	459	(6,186)	(3,682)
Net cash used in investing activities	(145,198)	(102,650)	(121,314)
Financing activities
Proceeds from bank and other loans	356,459	558,680	602,576
Repayments of bank and other loans	(338,232)	(540,015)	(614,215)
Contributions to subsidiaries from non-controlling interests	1,001	4,219	3,919
Dividends paid by the Company	(35,110)	(31,479)	(46,008)
Distributions by subsidiaries to non-controlling interests	(8,068)	(4,821)	(7,858)
Interest paid	(5,849)	(7,512)	(6,253)
Payments made to acquire non-controlling interests	(8,198)	(1,121)	(8)
Repayments of lease liabilities	(19,412)	(15,327)	(16,859)
Proceeds from other financing activities	133	700	338
Repayments of other financing activities	(666)	(834)	(334)
Net cash used in financing activities	(57,942)	(37,510)	(84,702)
Net increase/(decrease) in cash and cash equivalents	22,034	28,360	(51,636)
Cash and cash equivalents as at January 1	87,559	60,438	111,927
Effect of foreign currency exchange rate changes	(1,003)	(1,239)	147
Cash and cash equivalents as at December 31	108,590	87,559	60,438
Operating activities
Earnings before income tax	109,169	48,615	90,161
Adjustment for:
Depreciation, depletion and amortization	115,680	107,461	109,643
Dry hole costs written off	7,702	5,928	5,831
Income from associates and joint ventures	(23,253)	(6,712)	(12,777)
Investment income	(298)	(37,744)	(919)
Interest income	(5,732)	(4,803)	(7,210)
Interest expense	15,018	15,198	17,091
Loss/(gain) on foreign currency exchange rate changes and derivative financial instruments	(3,723)	2,003	3,624
Loss/(gain) on disposal of property, plant, equipment and other non-current assets, net	3,062	(398)	1,829
Impairment losses on assets	13,165	26,087	1,790
Impairment losses on trade and other receivables	2,311	2,066	1,264
Cash flows from (used in) operations before changes in working capital	233,101	157,701	210,327
Net changes from:
Accounts receivable and other current assets	(8,177)	(17,610)	(11,803)
Inventories	(58,372)	22,407	(10,019)
Accounts payable and other current liabilities	82,408	15,169	(14,487)
Net charges from operating activities	248,960	177,667	174,018
Income tax paid	(23,786)	(9,147)	(19,638)
Net cash generated from operating activities	¥ 225,174	¥ 168,520	¥ 154,380